Consolidated Statements of Cash Flows (FY) (Parentheticals) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Purchase of warrants		1,000,000
Fair value of warrants		$ 2,000,000
Placement Agency [Member]
Purchase of warrants		700,000
Fair value of warrants		$ 100,000
Option Agreement [Member]
Number of shares terminated	1,000,000
AFE [Member]
Accounts receivable exchanged	$ 100,000	$ 150,000
Additional investment	$ 100,000	$ 150,000